Commitments and Contingencies (Schedule of fixed non cancelable time charter contracts) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 127,297
Year 2	24,629
Year 3	9,454
Year 4	725
Total	$ 162,105